Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and Equipment
Property and Equipment

2. Property and Equipment

Property and equipment, net consisted of the following:

	March 31,	December 31,
	2023	2022

Office furniture, equipment and software	$206,000	206,000
Less accumulated depreciation	(204,000)	(204,000)
Property and equipment, net	$2,000	$2,000

Depreciation expense for the three months ended March 31, 2023 and 2022 was $420 and $6,000, respectively.

2. Property and Equipment

Property and equipment, net consisted of the following:

	December 31 ,
	2022	2021

Office furniture, equipment and software	$206,000	$206,000
Less accumulated depreciation	(204,000)	(189,000)
Property and equipment, net	$2,000	$17,000

Depreciation expense for the years ended December 31, 2022 and 2021 was $15,000 and $27,000, respectively.